Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	13,812,500
Proposed Maximum Offering Price per Unit	33.00
Maximum Aggregate Offering Price	$ 455,812,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,947.71
Offering Note	(1a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's Ordinary Shares that may become issuable under the terms of the DPC Holdings Limited 2026 Equity Incentive Plan by reason of any share split, share dividend, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding Ordinary Shares. (1b) Calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended, based on the price per Ordinary Share in the Registrant's initial public offering pursuant to its Registration Statement on Form S-1 (File No. 333-296215) filed with the Securities and Exchange Commission relating to the initial public offering.